Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers in or out of Level 3		¥ 0
Investment Funds [Member]
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3				¥ 325
Investment funds, and others
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3	¥ 610		¥ 610
Corporate debt securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3				¥ 2,000